Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated rates of residual, property, plant and equipment	9.00%
Machinery and Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Estimated rates of residual, property, plant and equipment	8.00%
Vehicles [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated rates of residual, property, plant and equipment	5.00%
Computers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated rates of residual, property, plant and equipment	0.00%
Furniture [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated rates of residual, property, plant and equipment	2.00%